Summary of Significant Accounting Policies - Goodwill (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD reporting_unit	Dec. 31, 2016 CAD
Accounting Policies [Abstract]
Number of reporting units | reporting_unit		11
Goodwill impairment loss | CAD	CAD 0	CAD 0	CAD 0